SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Feb. 05, 2025 $ / shares	Jan. 30, 2025 USD ($) $ / shares shares	Oct. 01, 2024 USD ($)	Jan. 12, 2024 USD ($)	Dec. 31, 2024 USD ($) method $ / shares	Dec. 31, 2024 USD ($) method $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares	Jun. 30, 2025 USD ($)	Mar. 09, 2025
Other Ownership Interests [Line Items]
Loan term (in years)						10 years
Conversion ratio on redeemable common units						1
Deferred revenue					$ 20,902	$ 20,902	$ 19,012
Long-term deferred revenue					$ 10,697	$ 10,697	$ 11,294
Number of primary methods or sales channels | method					2	2
Dividends paid		$ 66,900
Common shares issued (in shares) | shares		7,600,000
Dividends (in dollars per share) | $ / shares	$ 0.2725				$ 0.285	$ 2.94	$ 1.34	$ 1.125
Additional cash distributions				$ 500
Discontinued Operations, Disposed of by Sale | New Zealand Joint Venture
Other Ownership Interests [Line Items]
Percentage sold										77.00%
Sale of land consideration									$ 710,000
S 2024 A Dividends
Other Ownership Interests [Line Items]
Dividends (in dollars per share) | $ / shares						1.80
Cash distributions declared (in dollars per share) | $ / shares						$ 1.80
Rayonier Limited Partnership
Other Ownership Interests [Line Items]
Deferred revenue					$ 20,902	$ 20,902	$ 19,012
Long-term deferred revenue					$ 10,697	$ 10,697	$ 11,294
Redeemable Operating Partnership Units issued (in shares) | shares		101,000
Additional cash distributions		$ 900		$ 30,200
Cash distributions declared (in dollars per share) | $ / shares	$ 0.2725				$ 0.285
Cash distributions paid (in dollars per share) | $ / shares		$ 0.45
Distributions paid (in dollars per share) | $ / shares		$ 1.35
Rayonier Limited Partnership | S 2024 A Dividends
Other Ownership Interests [Line Items]
Cash distributions declared (in dollars per share) | $ / shares						$ 1.80
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Other Ownership Interests [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period					12 months	12 months
New Zealand Timber
Other Ownership Interests [Line Items]
Impairment			$ 0
Minimum
Other Ownership Interests [Line Items]
Harvested in months, to be recorded as prepaid logging roads (in months)						24 months
Useful life (in years)					3 years	3 years
Life cycle of development projects (in years)						20 years
Deposit required (as a percent)					2.00%	2.00%
Minimum | Buildings
Other Ownership Interests [Line Items]
Useful life (in years)					15 years	15 years
Minimum | Land Improvements
Other Ownership Interests [Line Items]
Useful life (in years)					5 years	5 years
Maximum
Other Ownership Interests [Line Items]
Harvested in months, to be recorded as prepaid logging roads (in months)						60 months
Useful life (in years)					25 years	25 years
Life cycle of development projects (in years)						40 years
Contract duration (or less) (in years)						1 year
Deposit required (as a percent)					5.00%	5.00%
Maximum | Software Costs
Other Ownership Interests [Line Items]
Useful life (in years)					5 years	5 years
Maximum | Buildings
Other Ownership Interests [Line Items]
Useful life (in years)					35 years	35 years
Maximum | Land Improvements
Other Ownership Interests [Line Items]
Useful life (in years)					30 years	30 years
Operating Partnership
Other Ownership Interests [Line Items]
Ownership interest (as percent)						98.70%
Ownership interest owned by limited partners (as percent)						1.30%
CoBank
Other Ownership Interests [Line Items]
Percent of average loan balance (as a percent)						8.00%
Historical average loan (in years)						10 years
Equity purchase percentage by cash (as a percent)					90.00%	90.00%
Equity percentage equity basis (as a percent)					10.00%	10.00%
Cash value of stock until retired					$ 0	$ 0
CoBank | Class A Common Stock
Other Ownership Interests [Line Items]
Common stock (in dollars per unit) | $ / shares					$ 100	$ 100